Note 6 - Share Based Compensation (Details) - Share-based Compensation Activity (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Activity [Abstract]
Outstanding, Number of Shares	221,894	206,751	172,060
Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 8.91	$ 9.20	$ 9.74
Outstanding, Weighted Average Remaining Contractual Term (years)	5 years 219 days	6 years	6 years 73 days
Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 574,159	$ 193,917	$ 6,390
Exercisable at September 30, 2013	184,215	153,535
Exercisable at September 30, 2013 (in Dollars per share)	$ 9.42	$ 9.90
Exercisable at September 30, 2013	4 years 255 days	4 years 328 days
Exercisable at September 30, 2013 (in Dollars)	$ 352,473	$ 79,813
Granted	25,305	28,007	64,782
Granted (in Dollars per share)	$ 8.06	$ 6.11	$ 6.84
Exercised	0	(9,040)	(14,573)
Exercised (in Dollars per share)	$ 0	$ 7.43	$ 5.55
Forfeited	0
Forfeited (in Dollars per share)	$ 0
Expired	0	(3,824)	(15,518)
Expired (in Dollars per share)	$ 0	$ 7.95	$ 9.09
Outstanding, Number of Shares	247,199	221,894	206,751
Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 8.81	$ 8.91	$ 9.20